Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Borrowings

	31 December 2018	31 December 2017
Non-current liabilities
Unsecured bank loans	7,244,992	6,376,981
Secured bank loans	1,862	2,368
Finance lease liabilities	—	108,164
Lease liabilities	1,026,955	—
Debt securities issued	4,845,827	1,770,482

	13,119,636	8,257,995

Current liabilities
Unsecured bank loans	3,737,393	2,643,112
Current portion of unsecured bank loans	2,544,462	1,513,425
Current portion of secured bank loans	2,318	2,022
Current portion of finance lease liabilities	—	14,556
Current portion of lease liabilities	20,156	—
Current portion of long-term debt securities issued	289,738	105,039
Debt securities issued	74,997	—
Lease liabilities	366,845	—

	7,035,909	4,278,154

Summary of Terms and Conditions of Outstanding Loans

Terms and conditions of outstanding loans are as follows:

			31 December 2018			31 December 2017
	Currency	Interest rate type	Nominal interest rate	Payment period	Carrying amount	Nominal interest Rate	Payment period	Carrying amount
Unsecured bank loans (*)	USD	Floating	Libor+2.0%-Libor+4.1%	2019-2026	4,589,157	Libor+2,0%-Libor+3,3%	2018-2020	2,880,615
Unsecured bank loans (*)	EUR	Floating	Euribor+1.2%- Euribor+3.4%	2019-2026	6,975,890	Euribor+1.2%- Euribor+2.2%	2018-2026	5,511,579
Unsecured bank loans	TL	Fixed	12.6%-25.0%	2019	873,914	11.1%-15.5%	2018-2019	1,620,391
Unsecured bank loans	UAH	Fixed	21.5%-22.5%	2019	894,511	11%-14.5%	2018	520,933
Unsecured bank loans	RMB	Fixed	5.5%	2019-2026	193,375	—	—	—
Secured bank loans (**)	BYN	Fixed	12-16%	2019-2020	4,180	12%-16%	2018-2020	4,390
Debt securities issued	USD	Fixed	5.8%	2019-2028	5,135,565	5.8%	2018-2025	1,875,521
Debt securities issued	TL	Fixed	24.5%	2019	74,997	—	—	—
Finance lease liabilities	EUR	Fixed	—	—	—	3.4%	2018-2024	116,797
Finance lease liabilities	USD	Fixed	—	—	—	22.5%	2018	41
Finance lease liabilities	TL	Fixed	—	—	—	27.5%-27.7%	2018-2020	5,882
Lease liabilities	EUR	Fixed	1.0%-7.9%	2019-2031	194,645	—	—	—
Lease liabilities	TL	Fixed	16.1%-45.0%	2019-2048	719,718	—	—	—
Lease liabilities	USD	Fixed	3.9%-10.8%	2019-2027	40,351	—	—	—
Lease liabilities	UAH	Fixed	16.6%-24.0%	2019-2067	418,390	—	—	—
Lease liabilities	BYN	Fixed	12.0%-15.0%	2019-2028	40,852	—	—	—

					20,155,545			12,536,149

(*)

Turkcell Finansman’s liabilities originated from banks abroad are subject to certain reserve requirements as obliged by Central Bank of the Republic of Turkey (CBRT). As at 31 December 2018, blocked deposit in connection with the foreign currency loans utilized by Turkcell Finansman from banks outside of Turkey amounting to TL TL 204,077 is accounted in other current assets.

(**)	Belarusian Telecom pledged its certain property, plant and equipment to secure these bank loans. Also, these bank loans are secured by the Government of the Republic of Belarus. (Note 36)